Share capital - History - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share capital
Aggregate share capital	€ 356,445	€ 356,112	€ 354,582	€ 353,819
Number of shares	65,897,071	65,835,511	65,552,721	65,411,767